Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Document Type	20-F
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	174,691,685

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 831,371	$ 1,036,195
Short-term interest-bearing investments	342,099	397,104
Accounts receivable, net	565,853	580,000
Deferred income taxes and taxes receivable	112,656	126,083
Prepaid expenses and other current assets	127,341	112,417
Total current assets	1,979,320	2,251,799
Equipment and leasehold improvements, net	258,402	258,273
Deferred income taxes	123,171	132,403
Goodwill	1,739,732	1,637,416
Intangible assets, net	193,422	218,762
Other noncurrent assets	342,525	321,951
Total assets	4,636,572	4,820,604
Current liabilities:
Accounts payable	126,977	168,321
Accrued expenses and other current liabilities	255,212	250,455
Accrued personnel costs	212,414	202,773
Short-term financing arrangements	250,000	200,000
Deferred revenue	151,423	184,481
Deferred income taxes and taxes payable	15,180	18,117
Total current liabilities	1,011,206	1,024,147
Deferred income taxes and taxes payable	310,045	293,723
Other noncurrent liabilities	292,020	273,354
Total liabilities	1,613,271	1,591,224
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; GBP 0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; GBP 0.01 par value; 247,640 and 244,131 issued and 174,692 and 193,049 outstanding, in 2011 and 2010, respectively	4,013	3,956
Additional paid-in capital	2,495,211	2,402,163
Treasury stock, at cost - 72,948 and 51,082 ordinary shares in 2011 and 2010, respectively	(1,933,402)	(1,309,161)
Accumulated other comprehensive (loss) income	(19,656)	1,952
Retained earnings	2,477,135	2,130,470
Total shareholders' equity	3,023,301	3,229,380
Total liabilities and shareholders' equity	$ 4,636,572	$ 4,820,604

Consolidated Balance Sheets (Parenthetical) (GBP £) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Shareholders' equity:
Preferred Shares, par value (in GBP)	£ 0.01	£ 0.01
Preferred Shares, authorized	25,000	25,000
Preferred Shares, issued
Preferred Shares, outstanding
Ordinary Shares , par value (in GBP)	£ 0.01	£ 0.01
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, issued	247,640	244,131
Ordinary Shares, outstanding	174,692	193,049
Treasury stock, at cost, ordinary shares	72,948	51,082

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue:
License	$ 119,237	$ 100,967	$ 135,146
Service	3,058,491	2,883,256	2,727,461
Total revenue	3,177,728	2,984,223	2,862,607
Operating expenses:
Cost of license	2,627	2,021	2,686
Cost of service	2,066,740	1,903,645	1,831,947
Research and development	221,886	207,836	210,387
Selling, general and administrative	409,465	373,585	344,335
Amortization of purchased intangible assets and other	72,646	86,703	85,153
Restructuring charges and in-process research and development			20,780
Total operating expenses	2,773,364	2,573,790	2,495,288
Operating income	404,364	410,433	367,319
Interest and other expense, net	8,657	25,135	1,165
Income before income taxes	395,707	385,298	366,154
Income taxes	49,042	41,392	39,978
Net income	$ 346,665	$ 343,906	$ 326,176
Basic earnings per share	$ 1.87	$ 1.7	$ 1.6
Diluted earnings per share	$ 1.86	$ 1.69	$ 1.57
Basic weighted average number of shares outstanding	185,213	202,584	204,023
Diluted weighted average number of shares outstanding	186,559	204,076	208,350

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income	Retained Earnings
Beginning balance at Sep. 30, 2008	$ 2,805,191	$ 3,900	$ 2,264,800	$ (907,280)	$ (14,834)	$ 1,458,605
Beginning balance, Shares at Sep. 30, 2008		203,916
Comprehensive income:
Net income	326,176					326,176
Unrealized gain (loss) on foreign currency hedging contracts, net of $647, $(1,537) and $(1,589) tax for the periods 2009, 2010 and 2011, respectively	18,092				18,092
Unrealized gain (loss) on short-term interest-bearing investments, net of $218, $129 and $(24) tax for the periods 2009, 2010 and 2011, respectively	4,828				4,828
Unrealized gain (loss) on defined benefit plan, net of $1,078, $ (2,011) and $(145) tax for the periods 2009, 2010 and 2011, respectively	2,040				2,040
Comprehensive income	351,136
Cumulative effect from adoption of FSP No. 115-2/124-2 (primarily codified in ASC 320-10- Investments-Debt and Equity Securities-Overall) at April 1, 2009 (Adjustments for New Accounting Pronouncement [Member])	0				(1,783)	1,783
Employee stock options exercised	27,886	23	27,863
Employee stock options exercised, Shares	(1,289)	1,289
Repurchase of shares	(12,594)			(12,594)
Repurchase of shares, Shares		(468)
Tax benefit of stock options exercised/cancelled	(1,484)		(1,484)
Issuance of restricted stock, net of forfeitures	7	7
Issuance of restricted stock, net of forfeitures, Shares		342
Equity-based compensation expense related to employees	42,911		42,911
Ending balance at Sep. 30, 2009	3,213,053	3,930	2,334,090	(919,874)	8,343	1,786,564
Beginning balance, Shares at Sep. 30, 2009		205,079
Comprehensive income:
Net income	343,906					343,906
Unrealized gain (loss) on foreign currency hedging contracts, net of $647, $(1,537) and $(1,589) tax for the periods 2009, 2010 and 2011, respectively	(6,934)				(6,934)
Unrealized gain (loss) on short-term interest-bearing investments, net of $218, $129 and $(24) tax for the periods 2009, 2010 and 2011, respectively	5,150				5,150
Unrealized gain (loss) on defined benefit plan, net of $1,078, $ (2,011) and $(145) tax for the periods 2009, 2010 and 2011, respectively	(4,607)				(4,607)
Comprehensive income	337,515
Employee stock options exercised	23,635	17	23,618
Employee stock options exercised, Shares	(1,097)	1,097
Repurchase of shares	(389,287)			(389,287)
Repurchase of shares, Shares		(13,695)
Issuance of restricted stock, net of forfeitures	9	9
Issuance of restricted stock, net of forfeitures, Shares		568
Equity-based compensation expense related to employees	44,455		44,455
Ending balance at Sep. 30, 2010	3,229,380	3,956	2,402,163	(1,309,161)	1,952	2,130,470
Beginning balance, Shares at Sep. 30, 2010	193,049	193,049
Comprehensive income:
Net income	346,665					346,665
Unrealized gain (loss) on foreign currency hedging contracts, net of $647, $(1,537) and $(1,589) tax for the periods 2009, 2010 and 2011, respectively	(20,439)				(20,439)
Unrealized gain (loss) on short-term interest-bearing investments, net of $218, $129 and $(24) tax for the periods 2009, 2010 and 2011, respectively	(756)				(756)
Unrealized gain (loss) on defined benefit plan, net of $1,078, $ (2,011) and $(145) tax for the periods 2009, 2010 and 2011, respectively	(413)				(413)
Comprehensive income	325,057
Employee stock options exercised	56,459	42	56,417
Employee stock options exercised, Shares	(2,590)	2,590
Repurchase of shares	(624,241)			(624,241)
Repurchase of shares, Shares		(21,866)
Issuance of restricted stock, net of forfeitures	15	15
Issuance of restricted stock, net of forfeitures, Shares		919
Equity-based compensation expense related to employees	36,631		36,631
Ending balance at Sep. 30, 2011	$ 3,023,301	$ 4,013	$ 2,495,211	$ (1,933,402)	$ (19,656)	$ 2,477,135

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (Accumulated Other Comprehensive (Loss) Income, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Accumulated Other Comprehensive (Loss) Income
Comprehensive income:
Tax effect on unrealized gain/loss on foreign currency hedging contracts	$ (1,589)	$ (1,537)	$ 647
Tax effect on unrealized gain/loss on short-term interest-bearing investments	(24)	129	218
Tax effect on unrealized gain/loss on defined benefit plan assets	(145)	(2,011)	1,078
Unrealized (loss) gain on derivatives, net of tax	(14,437)	6,002	12,936
Unrealized loss on short-term interest-bearing investments, net of tax	(2,023)	(1,267)	(6,417)
Unrealized (loss) gain on defined benefit plan, net of tax	$ (3,196)	$ (2,783)	$ 1,824

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flow from Operating Activities:
Net income	$ 346,665	$ 343,906	$ 326,176
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	181,477	195,940	198,119
Loss from divestiture of a subsidiary		23,399
In-process research and development expenses			5,640
Equity-based compensation expense	36,631	44,455	42,911
Deferred income taxes	1,252	(19,137)	16,249
Gain on repurchase of convertible notes			(2,185)
Excess tax benefit from equity-based compensation	(178)	(126)	(18)
Loss (gain) from short-term interest-bearing investments	1,386	(1,284)	4,449
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	38,062	(131,387)	131,527
Prepaid expenses and other current assets	(10,741)	9,009	(13,614)
Other noncurrent assets	(15,807)	(35,948)	(2,690)
Accounts payable, accrued expenses and accrued personnel	(46,976)	187,652	(160,321)
Deferred revenue	(34,444)	33,927	20,956
Income taxes payable, net	27,289	20,272	(19,980)
Other noncurrent liabilities	10,876	14,520	(28,063)
Net cash provided by operating activities	535,492	685,198	519,156
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(109,779)	(86,945)	(82,331)
Proceeds from sale of short-term interest-bearing investments	591,147	1,503,231	1,045,278
Purchase of short-term interest-bearing investments	(521,999)	(1,449,494)	(963,433)
Net cash paid for acquisitions	(162,964)	(200,307)	(65,890)
Net cash received from divestiture of a subsidiary		20,275
Other	(18,076)	1,734
Net cash used in investing activities	(221,671)	(211,506)	(66,376)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	250,000	200,000	450,000
Payments under financing arrangements	(200,000)		(450,000)
Redemption of convertible notes			(330,780)
Repurchase of convertible notes			(116,015)
Repurchase of shares	(624,241)	(389,287)	(20,014)
Proceeds from employee stock options exercised	56,474	23,644	27,893
Payments under capital lease, short-term financing arrangements and other	(878)	(616)	(3,952)
Net cash used in financing activities	(518,645)	(166,259)	(442,868)
Net (decrease) increase in cash and cash equivalents	(204,824)	307,433	9,912
Cash and cash equivalents at beginning of year	1,036,195	728,762	718,850
Cash and cash equivalents at end of year	831,371	1,036,195	728,762
Cash paid for:
Income taxes, net of refunds	19,611	46,448	39,793
Interest	$ 433	$ 2,846	$ 3,321

Nature of Entity	12 Months Ended
Sep. 30, 2011
Nature of Entity [Abstract]
Nature of Entity

Note 1 —	Nature of Entity

Amdocs Limited (the “Company”) is a leading provider of software and services for communications, media and entertainment industry service providers. The Company and its subsidiaries operate in one segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates customer experience systems primarily for leading wireless, wireline, cable and satellite service providers throughout the world. Amdocs also offers a full range of advertising and media solutions for local marketing service providers and search and directory publishers.

The Company is a Guernsey corporation, which directly or indirectly holds numerous wholly-owned subsidiaries around the world. The majority of the Company’s customers are in North America, Europe, Latin America and the Asia-Pacific region. The Company’s main production and operating facilities are located in Brazil, Canada, Cyprus, India, Ireland, Israel and the United States.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 —	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain immaterial amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.

Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, corporate bonds, government guaranteed debt and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in shareholders’ equity. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first in first out (FIFO) method for determining the cost of securities. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive (loss) income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss.

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Assets under capital leases are recorded at the present value of the future minimum lease payments at the date of acquisition. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years and includes the amortization of assets under capitalized leases. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology, customer arrangements and trademarks. Core technology and trademarks acquired by the Company are amortized over their estimated useful lives on a straight-line basis.

Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other acquired customer arrangements are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive (Loss) Income

Comprehensive (loss) income, net of related taxes where applicable, includes, in addition to net income:

(i) unrealized gains and losses on available-for-sale securities;

(ii) unrealized gains and losses in respect of derivative instruments designated as a cash flow hedge; and

(iii) unrealized losses on defined benefit plans.

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. As a result, combined license and service revenue generally is recognized over the course of these long-term projects, using the percentage of completion method of accounting. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced or volume of data processed. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement as well as, in some cases, possesses other attributes such as pricing and supplier selection latitude. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis. Revenue from third-party sales is included in service revenue and was less than 10% of total revenue in each of fiscal 2011, 2010 and 2009.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. The Company’s multiple element arrangements are comprised of a variety of different combinations of the deliverables mentioned above. For multiple element arrangements within the scope of software revenue recognition guidance, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). In the absence of fair value for a delivered element the Company uses the residual method. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Beginning October 1, 2009, the Company adopted the new authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under this guidance the Company allocates revenue to each element based upon the relative fair value. Fair value would be allocated by using a hierarchy of 1) VSOE, 2) third-party evidence of selling price for that element, or 3) estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

In circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain incremental costs incurred at the inception of the contract. These costs include time and expense incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Allowances that are netted against accounts receivable represent amounts provided for accounts for which their collectibility is not probable.

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts and warranty expense. Estimated losses on contracts are recognized in the period in which the loss is identified. Estimated costs related to warranty obligations are initially provided at the time the product is delivered and are revised to reflect subsequent changes in circumstances and estimates. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers, when revenue from third-party products is recorded at the gross amount. Customers purchasing third-party products from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed, or in conjunction with customer projects. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balance of more than 10% of total accounts receivable, aggregating 35.3%, which is lower than their respective portion of total revenue. As of September 30, 2010, the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0%.

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive (loss) income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board, or FASB, issued a revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning October 1, 2012 and early adoption is permitted. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

In June 2011, the FASB issued guidance to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity, and will become effective for the Company beginning October 1, 2012. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the company beginning January 1, 2012. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

Adoption of New Accounting Standards

In June 2009, the FASB issued authoritative guidance on the consolidation of variable interest entities, which was effective for the Company beginning October 1, 2010. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

Acquisitions	12 Months Ended
Sep. 30, 2011
Acquisitions [Abstract]
Acquisitions

Note 3 —	Acquisitions

The Company acquired several entities during fiscal 2011, 2010 and 2009. The entities have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year.

Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4 —	Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:  Quoted prices in active markets for identical assets or liabilities;

Level 2:  Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010:

	As of September 30, 2011
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219

	As of September 30, 2010
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$867,335	$—	$867,335
U.S. government treasuries	111,912	—	111,912
Corporate bonds	—	58,742	58,742
Government guaranteed debt	—	102,112	102,112
U.S. agency securities	—	65,724	65,724
Supranational and sovereign debt	—	23,771	23,771
Mortgages (including agencies and corporate)	—	18,948	18,948
Asset backed obligations	—	7,147	7,147
Commercial paper and certificates of deposit	10,048	9,254	19,302

Total available-for-sale securities	989,295	285,698	1,274,993

Derivative financial instruments, net	—	4,333	4,333

Total	$989,295	$290,031	$1,279,326

Available for sale securities classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information and discounted cash flow techniques. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2011.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personal costs, short-term financing arrangements and other current liabilities approximates their fair value because of the relatively short maturity of these items.

Available-For-Sale Securities	12 Months Ended
Sep. 30, 2011
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

Note 5 —	Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$510,711	$—	$—	$510,711
U.S. government treasuries	110,021	318	—	110,339
Corporate bonds	80,517	400	562	80,355
Government guaranteed debt	70,725	435	—	71,160
U.S. agency securities	57,232	308	—	57,540
Supranational and sovereign debt	10,247	23	—	10,270
Mortgages (including agencies and corporate)	7,576	—	1,181	6,395
Asset backed obligations	5,469	—	960	4,509
Commercial paper and certificates of deposit	17,092	—	882	16,210

Total(1)	$869,590	$1,484	$3,585	$867,489

(1)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $525,390 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2011.

	As of September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$867,335	$—	$—	$867,335
U.S. government treasuries	111,685	227	—	111,912
Corporate bonds	59,247	728	1,233	58,742
Government guaranteed debt	100,832	1,280	—	102,112
U.S. agency securities	64,837	887	—	65,724
Supranational and sovereign debt	23,672	99	—	23,771
Mortgages (including agencies and corporate)	21,062	372	2,486	18,948
Asset backed obligations	8,230	—	1,083	7,147
Commercial paper and certificates of deposit	19,414	—	112	19,302

Total(2)	$1,276,314	$3,593	$4,914	$1,274,993

(2)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $877,889 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2010.

As of September 30, 2011, the unrealized losses were primarily due to credit market conditions and interest rate movements. A significant portion of the unrealized losses has been in a continuous loss position for 12 months or greater. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, an immaterial credit loss was recognized through earnings in fiscal 2011, 2010 and 2009. As of September 30, 2011, unrealized losses of $718 related to other-than-temporarily impaired securities are included in accumulated other comprehensive (loss) income.

The following table presents a cumulative roll forward of credit losses recognized in earnings as of September 30, 2011:

Balance as of October 1, 2009	$1,757
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	198
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	562
Reductions for securities realized during the period	(930)

Balance as of September 30, 2010	1,587
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	73
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	289
Reductions for securities realized during the period	(1,221)

Balance as of September 30, 2011	$728

As of September 30, 2011, the Company’s available-for-sale securities had the following maturity dates:

Market Value

within one year	$672,112
1 to 2 years	138,223
2 to 3 years	38,655
3 to 4 years	3,479
Thereafter	15,020

$867,489

Derivative Financial Instruments	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 6 —	Derivative Financial Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company’s derivatives expose it to credit risks from possible non-performance by counterparties. The Company utilizes standard counterparty master netting agreements that net certain foreign currency transactions in the event of the insolvency of one of the parties to the transaction. These master netting arrangements permit the Company to net amounts due from the Company to a counterparty with amounts due to the Company from the same counterparty. The Company has elected to present the related assets and liabilities on a gross basis. The maximum amount of loss due to credit risk that the Company would incur if counterparties to the derivative financial instruments failed completely to perform according to the terms of the contracts, based on the fair value of the Company’s derivative contracts that are favorable to the Company, was approximately $10,475 as of September 30, 2011. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the credit-worthiness of these financial institutions on an ongoing basis.

The Company classifies cash flows from its derivative transactions as cash flows from operating activities in the consolidated statements of cash flow.

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2011. Notional values are U.S. dollar translated and calculated based on forward rates as of September 30, 2011 for forward contracts, and based on spot rates as of September 30, 2011 for options.

Notional Value*

Foreign exchange contracts	$1,156,073

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

The Company records all derivative instruments on the balance sheet at fair value. Please see Note 4 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of September 30, 2011 and September 30, 2010, as an asset or a liability is as follows:

	As of
	September 30,
	2011	2010

Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$3,800	$8,993
Other noncurrent assets	597	669
Accrued expenses and other current liabilities	(14,292)	(960)
Other noncurrent liabilities	(4,622)	(292)

	(14,517)	8,410
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	9,411	4,020
Accrued expenses and other current liabilities	(5,164)	(8,097)

	4,247	(4,077)

Net fair value	$(10,270)	$4,333

Cash Flow Hedges

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward and option contracts to purchase and sell foreign currencies to hedge a significant portion of its foreign currency net exposure resulting from revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of two years (a significant portion of the forward and option contracts outstanding as of September 30, 2011 are expected to mature within the next 12 months).

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive (loss) income, a separate component of shareholders’ equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. The cash flow hedges are evaluated for effectiveness at least quarterly. As the critical terms of the forward contract or options and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, and hedge components, such as time value, excluded from assessment of effectiveness testing for hedges of estimated revenue from customers, are recognized immediately in interest and other expense, net.

The effect of the Company’s cash flow hedging instruments in the consolidated statement of income for the fiscal years ended September 30, 2011 and 2010, respectively, which partially offset the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from
	Other Comprehensive (Loss) Income (Effective Portion)
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,410)	$(3,466)
Cost of service	11,244	9,131
Research and development	2,477	2,490
Selling, general and administrative	2,220	1,306

Total	$13,531	$9,461

An aggregate gain of $11,956 and $8,138, net of taxes, was reclassified from other comprehensive (loss) income in the fiscal years ended September 30, 2011 and 2010, respectively. The ineffective portion of the change in fair value of a cash flow hedge, including the time value portion excluded from effectiveness testing for the fiscal years ended September 30, 2011 and 2010, was not material.

As of September 30, 2011, net losses related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive (loss) income totaled $14,437, of which $11,211 will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. (Losses) gains from cash flow hedges recognized in other comprehensive (loss) income during the fiscal years ended September 30, 2011 and 2010 were $(8,497) and $990, or $(8,483) and $1,204, net of taxes, respectively.

Cash flow hedges are required to be discontinued in the event it becomes probable that the underlying forecasted hedged transaction will not occur. The Company did not discontinue any cash flow hedges during any of the periods presented nor does the Company anticipate any such discontinuance in the normal course of business.

The activity related to the changes in net unrealized (losses) gains on cash flow hedges, net of tax, is as follows:

	Year Ended September 30,
	2011	2010

Net unrealized gains on cash flow hedges, net of tax, beginning of period	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(8,483)	1,204
Reclassification into earnings, net of tax	(11,956)	(8,138)

Net unrealized (loss) gains on cash flow hedges, net of tax, end of period	$(14,437)	$6,002

Other Risk Management Derivatives

The Company also enters into foreign currency exchange forward and option contracts that are not designated as hedging instruments under hedge accounting and are used to reduce the impact of foreign currency on certain balance sheet exposures and certain revenue and expense transactions.

These instruments are generally short-term in nature, with typical maturities of less than 12 months, and are subject to fluctuations in foreign exchange rates.

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statement of income for the fiscal years ended September 30, 2011 and 2010, respectively, which partially offset the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses)
	Recognized in Income
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,060)	$(2,461)
Cost of service	(1,301)	1,464
Research and development	151	280
Selling, general and administrative	(254)	339
Interest and other expense, net	1,713	(1,613)
Income taxes	(311)	(489)

Total	$(2,062)	$(2,480)

Accounts Receivable Net	12 Months Ended
Sep. 30, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 7 —	Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2011	2010

Accounts receivable — billed	$509,371	$529,182
Accounts receivable — unbilled	72,048	62,246
Less — allowances	(15,566)	(11,428)

Accounts receivable, net	$565,853	$580,000

Equipment and Leasehold Improvements Net	12 Months Ended
Sep. 30, 2011
Equipment and Leasehold Improvements, Net [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 —	Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2011	2010

Computer equipment	$866,691	$777,135
Leasehold improvements	164,781	157,268
Furniture, fixtures and other	57,710	55,129

	1,089,182	989,532
Less accumulated depreciation	(830,780)	(731,259)

	$258,402	$258,273

Total depreciation expense on equipment and leasehold improvements for fiscal years 2011, 2010 and 2009, was $113,910, $111,966 and $110,365, respectively.

Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 —	Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2009	$1,539,424
Goodwill resulting from immaterial acquisitions	151,434
Decrease in goodwill as a result of divestiture of a subsidiary(1)	(53,442)

As of September 30, 2010	1,637,416
Goodwill resulting from an immaterial acquisition(2)	103,586
Other	(1,270)

As of September 30, 2011	$1,739,732

(1)	Please see Note 16 to the consolidated financial statements.

(2)	During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

The following table presents the amortization expense of the Company’s purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2011	2010	2009

Cost of service	$1,609	$1,533	$1,820
Amortization of purchased intangible assets	65,958	82,441	85,153

Total	$67,567	$83,974	$86,973

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company used its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal 2011, 2010 and 2009.

The following table presents details of the Company’s total purchased intangible assets:

	Estimated
	Useful Life		Accumulated
	(in years)	Gross	Amortization	Net

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

September 30, 2010
Core technology	4-8	$364,057	$(272,798)	$91,259
Customer arrangements	6-15	304,308	(189,062)	115,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	20,753	(8,496)	12,257

Total		$741,114	$(522,352)	$218,762

The estimated future amortization expense of purchased intangible assets as of September 30, 2011 is as follows:

Amount

Fiscal year:
2012	$52,145
2013	35,787
2014	26,493
2015	21,736
2016	18,590
Thereafter	38,671

Total	$193,422

Other Noncurrent Assets	12 Months Ended
Sep. 30, 2011
Other Noncurrent Assets [Abstract]
Other noncurrent assets

Note 10 —	Other Noncurrent Assets

Other noncurrent assets consist of the following:

	As of September 30,
	2011	2010

Funded employee benefit costs(1)	$137,515	$131,274
Deferred costs(2)	94,546	109,698
Long term accounts receivable-unbilled	32,657	43,018
Prepaid expense	31,894	6,523
Other	45,913	31,438

	$342,525	$321,951

(1)	Please see Note 18 to the consolidated financial statements.

(2)	Please see Note 2 to the consolidated financial statements.

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

Note 11 —	Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2011	2010	2009

Current	$47,791	$60,529	$21,361
Deferred	1,251	(19,137)	18,617

	$49,042	$41,392	$39,978

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2011	2010

Deferred tax assets:
Deferred revenue	$40,436	$37,304
Employee compensation and benefits	65,320	66,804
Intangible assets, computer software and intellectual property	16,882	21,184
Net operating loss carryforwards	136,940	144,830
Other	92,412	63,358

Total deferred tax assets	351,990	333,480
Valuation allowances(1)	(137,836)	(106,743)

Total deferred tax assets, net	214,154	226,737

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(36,640)	(37,521)
Intangible assets, computer software and intellectual property	(106,408)	(111,423)
Managed services costs	(11,110)	(13,898)
Other	(23,674)	(18,819)

Total deferred tax liabilities	(177,832)	(181,661)

Net deferred tax assets	$36,322	$45,076

(1)	Subsequent releases of the valuation allowance will be recognized through earnings.

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2011	2010	2009

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	12	11	11

Effective income tax rate	12%	11%	11%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2011, the net increase in valuation allowances was $31,093, which related to the uncertainty of realizing tax benefits primarily for net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase, $12,625 was charged to other accounts, primarily goodwill in connection with a 2011 immaterial acquisition, with the remainder recorded to earnings. As of September 30, 2011, the Company had net operating loss carryforwards of $485,199, of which $152,738 have expiration dates through 2031 and the remainder do not expire.

During fiscal 2010, the net increase in valuation allowances was $23,963, which related to the uncertainty of realizing tax benefits primarily for net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase, $10,541 was charged to other accounts, primarily goodwill in connection with 2010 immaterial acquisitions, with the remainder recorded to earnings. As of September 30, 2010, the Company had net operating loss carryforwards of $520,098, of which $159,682 have expiration dates through 2029 and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2011	2010

Balance at beginning of fiscal year	$118,662	$103,304
Additions based on tax positions related to the current year	19,849	19,883
Additions for tax positions of prior years(1)	3,548	19,832
Settlements with tax authorities	(5,231)	(20,703)
Lapse of statute of limitations	(3,967)	(3,654)

Balance at end of fiscal year	$132,861	$118,662

(1)	Additions for tax positions of prior years in fiscal 2010, primarily relates to immaterial acquisitions in fiscal 2010.

The total amount of unrecognized tax benefits, which includes interest and penalties, was $132,861 as of September 30, 2011, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2011, the Company has accrued $17,973 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $2,403 was recognized in the statement of income in fiscal 2011. As of September 30, 2010, the Company has accrued $15,570 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $880 was recognized in the statement of income in fiscal 2010.

The Company is currently under audit in several jurisdictions for the tax years 2005 and onwards. Timing of the resolution of audits is highly uncertain and therefore the Company generally cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

Within the next 12 months the Company believes that the amount of unrecognized tax benefits will increase in the ordinary course of business. In addition it is reasonably possible that the amount of unrecognized tax benefits will decrease by $14,230 as a result of lapse of statute of limitations in jurisdictions in which the Company operates.

Repurchase of Shares	12 Months Ended
Sep. 30, 2011
Repurchase of Shares [Abstract]
Repurchase of Shares

Note 12 —	Repurchase of Shares

In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months. In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months. The authorizations permit the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate. In April 2011, the Company completed the repurchase of the remaining authorized amount under the April 2010 share repurchase plan and began executing repurchases under the February 2011 plan. In fiscal 2011, the Company repurchased 21,866 ordinary shares at an average price of $28.53 per share (excluding broker and transaction fees). In fiscal 2010, the Company repurchased 13,695 ordinary shares at an average price of $28.41 per share (excluding broker and transaction fees). As of September 30, 2011, the Company had remaining authority to repurchase up to $687,137 of its outstanding ordinary shares.

Financing Arrangements	12 Months Ended
Sep. 30, 2011
Financing Arrangements/Convertible Notes [Abstract]
Financing Arrangements

Note 13 —	Financing Arrangements

In November 2007, the Company entered into an unsecured $500,000 five-year revolving credit facility with a syndicate of banks, which is available for general corporate purposes, including acquisitions and repurchases of ordinary shares that the Company may consider from time to time. The interest rate for borrowings under the revolving credit facility is chosen at the Company’s option from several pre-defined alternatives, depending on the circumstances of any advance and is based on the Company’s credit ratings. As of September 30, 2011, the Company was in compliance with the financial covenants under the revolving credit facility. In September 2010, the Company borrowed an aggregate of $200,000 under the facility and repaid it in October 2010. In September 2011, the Company borrowed an aggregate of $250,000 under the facility and repaid it in October 2011.

As of September 30, 2011, the Company had outstanding letters of credit and bank guarantees of $41,225. These were supported by a combination of the credit facilities and restricted cash balances that the Company maintains with various banks. In addition, as of September 30, 2011, the Company had outstanding obligations of $1,126 in connection with leasing arrangements.

Other Noncurrent Liabilities	12 Months Ended
Sep. 30, 2011
Other Noncurrent Liabilities [Abstract]
Other Noncurrent Liabilities

Note 14 —	Other Noncurrent Liabilities

Other noncurrent liabilities consists of the following:

	As of September 30,
	2011	2010

Accrued employees costs(1)	$181,890	$170,780
Noncurrent deferred revenue	80,560	75,826
Accrued pension liability(2)	14,926	15,173
Other	14,644	11,575

	$292,020	$273,354

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.

(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.

Interest and Other Expense, Net	12 Months Ended
Sep. 30, 2011
Interest and Other Expense, Net [Abstract]
Interest and other expense, net

Note 15 —	Interest and other expense, net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2011	2010	2009

Interest income	$(6,180)	$(7,670)	$(16,371)
Interest expense	2,882	3,135	7,865
Gain from repurchase of 0.5% Notes	—	—	(2,185)
Foreign exchange loss	9,737	5,551	5,713
Loss from divestiture of a subsidiary(1)	—	23,399	—
Other, net	2,218	720	6,143

	$8,657	$25,135	$1,165

(1)	See Note 16 to the consolidated financial statements.

Divestiture of a Subsidiary	12 Months Ended
Sep. 30, 2011
Divestiture of a Subsidiary [Abstract]
Divestiture of a Subsidiary

Note 16 —	Divestiture of a Subsidiary

In April 2010, the Company divested an 81% majority stake in Longshine Information Technology Company Ltd., its Chinese subsidiary acquired in 2005, to a newly formed and locally-managed entity, Longshine Technology Holding, Ltd. for approximately $26,730. The Company divested its stake after the market dynamics in China did not evolve as it had anticipated and the Company believed the divestiture would enable it to better focus its efforts on service provider opportunities in China with the Company’s CES 8 portfolio. The Company retains a minority interest in Longshine, which is accounted using the cost method. In connection with the divestiture, during fiscal 2010, the Company recorded a loss of $23,399. The loss has been reflected in interest and other expense, net.

Contingencies	12 Months Ended
Sep. 30, 2011
Contingencies [Abstract]
Contingencies

Note 17 —	Contingencies

Commitments

The Company leases office space and vehicles under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2011 are as follows:

For the years ended September 30,

2012	$60,391
2013	47,125
2014	36,153
2015	28,663
Thereafter	77,354

$249,686

Future minimum non-cancelable lease payments, as stated above, do not reflect committed future sublease income of $4,292, $2,791, $603 and $83 for the years ended September 30, 2012, 2013, 2014 and 2015, respectively.

Rent expense net of sublease income, including accruals for future lease losses, was approximately $40,104, $40,560 and $43,726 for fiscal 2011, 2010 and 2009, respectively.

Legal Proceedings

The Company is involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

Guarantor’s Accounting and Disclosure Requirements for Guarantees

The Company generally offers its products with a limited warranty for a period of 90 days. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been required after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2011, 2010 and 2009.

The Company generally indemnifies its customers against claims of intellectual property infringement made by third parties arising from the use of the Company’s software. To date, the Company has incurred and recorded only minimal costs as a result of such obligations in its consolidated financial statements.

Employee Benefits	12 Months Ended
Sep. 30, 2011
Employee Benefits [Abstract]
Employee Benefits

Note 18 —	Employee Benefits

The Company accrues severance pay for the employees of its Israeli operations in accordance with Israeli law and certain employment procedures on the basis of the latest monthly salary paid to these employees and the length of time that they have worked for the Israeli operations. The severance pay liability, which is included as accrued employee costs in other noncurrent liabilities, is partially funded by amounts on deposit with insurance companies, which are included in other noncurrent assets. These severance expenses were $28,054, $19,570 and $14,616 for fiscal 2011, 2010 and 2009, respectively.

The Company sponsors defined contribution plans covering certain of its employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal 2011, 2010 and 2009 under such plans were not material compared to total operating expenses.

The Company maintains non-contributory defined benefit plans that provide for pension, other retirement and post employment benefits for certain employees of a Canadian subsidiary based on length of service and rate of pay. The Company accrues its obligations to these employees under employee benefit plans and the related costs net of returns on plan assets. Pension expense and other retirement benefits earned by employees are actuarially determined using the projected benefit method pro-rated on service and based on management’s best estimates of expected plan investments performance, salary escalation, retirement ages of employees, discount rate, inflation and expected health care costs. The Company recognized the funded status of such plans in the balance sheet.

The fair value of the employee benefit plans’ assets is based on market values. The plan assets are valued at market value for the purpose of calculating the expected return on plan assets and the amortization of experienced gains and losses. Past service costs, which may arise from plan amendments, are amortized on a straight-line basis over the average remaining service period of the employees who were active at the date of amendment. The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.

The pension and other benefits costs related to the non-contributory defined benefit plans were immaterial in fiscal 2011, 2010 and 2009.

Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2011
Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan

Note 19 —	Stock Option and Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan (the “Plan”), which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The purpose of the Plan is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company. Since its adoption, the Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Plan. The maximum number of ordinary shares authorized to be granted under the Plan is 55,300. Awards granted under the Plan generally vest over a period of four years and stock options have a term of ten years.

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the years ended September 30, 2011, 2010 and 2009:

	Number of
	Share	Weighted Average
	Options	Exercise Price

Outstanding as of October 1, 2008	22,388	$32.89
Granted	3,658	18.70
Exercised	(1,289)	21.63
Forfeited	(3,436)	34.20

Outstanding as of September 30, 2009	21,321	30.93
Granted	4,735	27.71
Exercised	(1,097)	21.55
Forfeited	(2,761)	40.64

Outstanding as of September 30, 2010	22,198	29.50
Granted	4,210	28.00
Exercised	(2,590)	21.79
Forfeited	(3,372)	38.73

Outstanding as of September 30, 2011(1)	20,446	$28.64

Exercisable on September 30, 2011(1)	12,656	$29.66

(1)	At September 30, 2011, the weighted average remaining contractual life of outstanding and exercisable options was 6.20 and 4.82 years, respectively.

The following table summarizes information relating to awards of restricted shares, as well as changes during the years ended September 30, 2011, 2010 and 2009:

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Outstanding as of October 1, 2008	1,105	$33.78
Granted	583	18.42
Vested	(315)	33.43
Forfeited	(248)	34.80

Outstanding as of September 30, 2009	1,125	25.69
Granted	650	27.43
Vested	(445)	26.83
Forfeited	(78)	26.95

Outstanding as of September 30, 2010	1,252	26.11
Granted	1,154	28.99
Vested	(437)	26.03
Forfeited	(235)	27.93

Outstanding as of September 30, 2011	1,734	$27.80

The total intrinsic value of options exercised and the value of restricted shares vested during fiscal 2011 was $19,394 and $12,376, respectively. The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2011 was $27,504 and $15,091, respectively.

The total income tax benefit recognized in the income statement for stock-based compensation (including restricted shares) for fiscal 2011, 2010 and 2009 was $2,350, $3,677 and $5,660, respectively.

As of September 30, 2011, there was $46,441 of unrecognized compensation expense related to unvested stock options and unvested restricted stock awards. The Company recognizes compensation costs using the graded vesting attribution method, which results in a weighted average period of approximately one year over which the unrecognized compensation expense is expected to be recognized.

The following table summarizes information about stock options outstanding as of September 30, 2011:

Outstanding				Exercisable
		Weighted Average
		Remaining
		Contractual	Weighted		Weighted
	Number	Life	Average	Number	Average
Exercise Price	Outstanding	(in Years)	Exercise Price	Exercisable	Exercise Price

$ 0.38 — 16.75	285	2.11	$11.14	245	$10.99
16.92 — 19.12	1,086	7.22	17.34	458	17.47
19.94 — 25.38	1,542	5.59	21.37	877	21.95
25.89 — 26.50	2,058	6.77	26.05	1,955	26.04
26.57 — 27.47	2,725	8.84	26.68	191	26.72
27.60 — 29.14	4,208	7.53	28.59	1,445	27.92
29.19 — 32.12	2,908	2.42	31.18	2,513	31.22
32.15 — 33.16	2,890	6.18	33.04	2,599	33.07
33.74 — 35.00	1,499	5.44	34.74	1,287	34.71
35.45 — 37.66	905	5.72	35.80	746	35.88
38.02 — 39.82	340	5.09	39.12	340	39.12

Employee equity-based compensation pre-tax expense for the years ended September 30, 2011, 2010 and 2009 was as follows:

	Year Ended September 30,
	2011	2010	2009

Cost of service	$14,641	$20,061	$21,733
Research and development	2,701	4,218	4,249
Selling, general and administrative	19,289	20,176	16,929

Total	$36,631	$44,455	$42,911

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2011	2010	2009

Risk-free interest rate(1)	1.50%	1.98%	1.94%
Expected life of stock options(2)	4.50	4.32	4.46
Expected volatility(3)	30.5%	31.5%	47.9%
Expected dividend yield(4)	None	None	None
Fair value per option	$7.76	$7.66	$7.54

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.

Earnings Per Share	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 20 —	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2011	2010	2009

Numerator:
Numerator for basic earnings per share	$346,665	$343,906	$326,176
Effect of assumed conversion of 0.50% convertible notes	—	—	1,486

Numerator for diluted earnings per share	$346,665	$343,906	$327,662

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	185,213	202,584	204,023
Effect of assumed conversion of 0.50% convertible notes	24	24	3,948
Effect of dilutive stock options granted	1,322	1,468	379

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	186,559	204,076	208,350

Basic earnings per share	$1.87	$1.70	$1.60

Diluted earnings per share	$1.86	$1.69	$1.57

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal year ended September 30, 2011, 2010 and 2009, 14,970, 16,201 and 20,623 shares, respectively were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.

Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2011
Segment Information and Sales to Significant Customers [Abstract]
Segment information and sales to significant customers

Note 21 —	Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, media and entertainment industry.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2011	2010	2009

Revenue
United States	$1,899,173	$1,847,351	$1,754,309
Canada	433,923	404,658	400,264
Europe	403,115	353,239	394,263
Rest of the world	441,517	378,975	313,771

Total	$3,177,728	$2,984,223	$2,862,607

	As of September 30,
	2011	2010	2009

Long-lived Assets(1)
United States	$81,773	$110,245	$138,520
Israel	45,669	40,717	43,978
India	35,071	36,322	32,578
Europe	47,717	35,353	35,366
Rest of the world	48,172	35,636	29,217

Total	$258,402	$258,273	$279,659

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

Customer experience systems includes the following offerings: revenue management (convergent charging and billing, mediation, and partner relationship management), customer management (customer care, and sales and ordering), operations support systems (OSS) (network planning, service fulfillment, service assurance, inventory and discovery, service order management and OSS systems integration services), service delivery (convergent service platform, digital services, and convergent applications), portfolio enablers and network control. Customer experience systems also include a comprehensive line of services such as consulting, delivery and managed services, system implementation, integration, modification, consolidation, modernization and ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2011	2010	2009

Customer experience systems	$2,978,288	$2,775,271	$2,685,460
Directory	199,440	208,952	177,147

Total	$3,177,728	$2,984,223	$2,862,607

Sales to Significant Customers

The following table summarizes the percentage of sales to significant customer groups (when they amount to at least 10 percent of total revenue for the year).

	Year Ended September 30,
	2011	2010	2009

Customer 1	29%	29%	33%
Customer 2	11	12	10
Customer 3	10	10	10

Operational Efficiency Programs	12 Months Ended
Sep. 30, 2011
Operational Efficiency Programs [Abstract]
Operational Efficiency Programs

Note 22 —	Operational Efficiency Program

In the three months ended December 31, 2008, the Company commenced a series of measures designed to align its operational structure to its expected future activities and to improve efficiency. In fiscal 2009, as part of this plan and in connection with a previous year plan, the Company recorded a charge of $15,140 consisting primarily of employee separation costs in connection with the termination of the employment of software and information technology specialists and administrative professionals at various locations around the world. The majority of the payments for the separation of employees were made in fiscal 2009. Remaining amounts were paid in fiscal 2010.

Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2011
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 23 —	Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,

2011
Revenue	$812,203	$801,409	$788,935	$775,181
Operating income	104,552	105,672	106,556	87,584
Net income	87,379	91,785	94,110	73,391
Basic earnings per share	0.49	0.50	0.50	0.38
Diluted earnings per share	0.49	0.50	0.50	0.38
2010
Revenue	$762,194	$753,249	$743,969	$724,811
Operating income	102,888	105,269	103,127	99,149
Net income	94,738	92,265	68,550	88,353
Basic earnings per share	0.49	0.45	0.33	0.43
Diluted earnings per share	0.48	0.45	0.33	0.43

Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

			Valuation Allowances
			on Net
	Accounts Receivable		Deferred Tax
	Allowances		Assets

Balance as of October 1, 2008	$34,564		$76,481
Charged to costs and expenses	1,436		22,756	(1)
Charged to revenue	3,768		—
Charged to other accounts	3,397	(2)	—
Deductions	(33,287	) (4)	(16,457	) (3)

Balance as of September 30, 2009	9,878		82,780
Charged to costs and expenses	2,710		18,344	(5)
Charged to revenue	1,329		—
Charged to other accounts	1,503	(7)	15,601	(6)
Deductions	(3,992)		(9,982	) (8)

Balance as of September 30, 2010	11,428		106,743
Charged to costs and expenses	7,602		24,372	(9)
Charged to revenue	2,132		—
Charged to other accounts	1,488	(11)	16,685	(10)
Deductions	(7,084)		(9,964	)(12)

Balance as of September 30, 2011	$15,566		$137,836

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2009.

(2)	Acquired as part of a 2009 small acquisition.

(3)	$3,481 of valuation allowances on deferred tax assets incurred primarily in connection with 2006 and 2008 acquisitions was released through goodwill, $7,172 of valuation allowances on deferred tax assets was written off against the related deferred tax assets, the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(4)	Primarily attributable to a settlement with a customer in which the allowances were written off against the related accounts receivable.

(5)	Valuation allowances on deferred tax assets incurred during fiscal 2010.

(6)	Includes valuation allowances on deferred tax assets incurred in connection with 2010 small acquisitions.

(7)	Acquired as part of 2010 small acquisitions.

(8)	$5,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(9)	Valuation allowances on deferred tax assets incurred during fiscal 2011.

(10)	Includes valuation allowances on deferred tax assets incurred in connection with 2011 small acquisition.

(11)	Acquired as part of 2011 small acquisition.

(12)	$4,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP.
Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain immaterial amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.
Functional currency

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.
Investments
Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, corporate bonds, government guaranteed debt and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in shareholders’ equity. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first in first out (FIFO) method for determining the cost of securities. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive (loss) income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss.

Equipment and Leasehold Improvements

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Assets under capital leases are recorded at the present value of the future minimum lease payments at the date of acquisition. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years and includes the amortization of assets under capitalized leases. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology, customer arrangements and trademarks. Core technology and trademarks acquired by the Company are amortized over their estimated useful lives on a straight-line basis.

Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other acquired customer arrangements are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive (Loss) Income

Comprehensive (Loss) Income

Comprehensive (loss) income, net of related taxes where applicable, includes, in addition to net income:

(i) unrealized gains and losses on available-for-sale securities;

(ii) unrealized gains and losses in respect of derivative instruments designated as a cash flow hedge; and

(iii) unrealized losses on defined benefit plans.

Treasury Stock

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Income Taxes

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. As a result, combined license and service revenue generally is recognized over the course of these long-term projects, using the percentage of completion method of accounting. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced or volume of data processed. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement as well as, in some cases, possesses other attributes such as pricing and supplier selection latitude. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis. Revenue from third-party sales is included in service revenue and was less than 10% of total revenue in each of fiscal 2011, 2010 and 2009.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. The Company’s multiple element arrangements are comprised of a variety of different combinations of the deliverables mentioned above. For multiple element arrangements within the scope of software revenue recognition guidance, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). In the absence of fair value for a delivered element the Company uses the residual method. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Beginning October 1, 2009, the Company adopted the new authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under this guidance the Company allocates revenue to each element based upon the relative fair value. Fair value would be allocated by using a hierarchy of 1) VSOE, 2) third-party evidence of selling price for that element, or 3) estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

In circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain incremental costs incurred at the inception of the contract. These costs include time and expense incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Allowances that are netted against accounts receivable represent amounts provided for accounts for which their collectibility is not probable.

Cost of License and Cost of Service

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts and warranty expense. Estimated losses on contracts are recognized in the period in which the loss is identified. Estimated costs related to warranty obligations are initially provided at the time the product is delivered and are revised to reflect subsequent changes in circumstances and estimates. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers, when revenue from third-party products is recorded at the gross amount. Customers purchasing third-party products from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed, or in conjunction with customer projects. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation
Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balance of more than 10% of total accounts receivable, aggregating 35.3%, which is lower than their respective portion of total revenue. As of September 30, 2010, the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0%.

Earnings Per Share

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive (loss) income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board, or FASB, issued a revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning October 1, 2012 and early adoption is permitted. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

In June 2011, the FASB issued guidance to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity, and will become effective for the Company beginning October 1, 2012. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the company beginning January 1, 2012. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

Adoption of New Accounting Standards

Adoption of New Accounting Standards

In June 2009, the FASB issued authoritative guidance on the consolidation of variable interest entities, which was effective for the Company beginning October 1, 2010. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair value measurement on Company's assets and liabilities

	As of September 30, 2011
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219

	As of September 30, 2010
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$867,335	$—	$867,335
U.S. government treasuries	111,912	—	111,912
Corporate bonds	—	58,742	58,742
Government guaranteed debt	—	102,112	102,112
U.S. agency securities	—	65,724	65,724
Supranational and sovereign debt	—	23,771	23,771
Mortgages (including agencies and corporate)	—	18,948	18,948
Asset backed obligations	—	7,147	7,147
Commercial paper and certificates of deposit	10,048	9,254	19,302

Total available-for-sale securities	989,295	285,698	1,274,993

Derivative financial instruments, net	—	4,333	4,333

Total	$989,295	$290,031	$1,279,326

Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2011
Available-For-Sale Securities [Abstract]
Interest-bearing investments in available-for-sale securities

	As of September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$510,711	$—	$—	$510,711
U.S. government treasuries	110,021	318	—	110,339
Corporate bonds	80,517	400	562	80,355
Government guaranteed debt	70,725	435	—	71,160
U.S. agency securities	57,232	308	—	57,540
Supranational and sovereign debt	10,247	23	—	10,270
Mortgages (including agencies and corporate)	7,576	—	1,181	6,395
Asset backed obligations	5,469	—	960	4,509
Commercial paper and certificates of deposit	17,092	—	882	16,210

Total(1)	$869,590	$1,484	$3,585	$867,489

(1)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $525,390 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2011.

	As of September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$867,335	$—	$—	$867,335
U.S. government treasuries	111,685	227	—	111,912
Corporate bonds	59,247	728	1,233	58,742
Government guaranteed debt	100,832	1,280	—	102,112
U.S. agency securities	64,837	887	—	65,724
Supranational and sovereign debt	23,672	99	—	23,771
Mortgages (including agencies and corporate)	21,062	372	2,486	18,948
Asset backed obligations	8,230	—	1,083	7,147
Commercial paper and certificates of deposit	19,414	—	112	19,302

Total(2)	$1,276,314	$3,593	$4,914	$1,274,993

(2)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $877,889 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2010.

Cumulative roll forward of credit losses

Balance as of October 1, 2009	$1,757
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	198
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	562
Reductions for securities realized during the period	(930)

Balance as of September 30, 2010	1,587
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	73
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	289
Reductions for securities realized during the period	(1,221)

Balance as of September 30, 2011	$728

Available for sale securities debt maturities market value

Market Value

within one year	$672,112
1 to 2 years	138,223
2 to 3 years	38,655
3 to 4 years	3,479
Thereafter	15,020

$867,489

Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Notional amounts of derivative instruments

Notional Value*

Foreign exchange contracts	$1,156,073

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of the open foreign currency exchange contracts

	As of
	September 30,
	2011	2010

Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$3,800	$8,993
Other noncurrent assets	597	669
Accrued expenses and other current liabilities	(14,292)	(960)
Other noncurrent liabilities	(4,622)	(292)

	(14,517)	8,410
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	9,411	4,020
Accrued expenses and other current liabilities	(5,164)	(8,097)

	4,247	(4,077)

Net fair value	$(10,270)	$4,333

The effect of the Company's cash flow hedging instruments

	Gains (Losses) Reclassified from
	Other Comprehensive (Loss) Income (Effective Portion)
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,410)	$(3,466)
Cost of service	11,244	9,131
Research and development	2,477	2,490
Selling, general and administrative	2,220	1,306

Total	$13,531	$9,461

Changes in net unrealized (losses) gains on cash flow hedges

	Year Ended September 30,
	2011	2010

Net unrealized gains on cash flow hedges, net of tax, beginning of period	$6,002	$12,936
Changes associated with hedging transactions, net of tax	(8,483)	1,204
Reclassification into earnings, net of tax	(11,956)	(8,138)

Net unrealized (loss) gains on cash flow hedges, net of tax, end of period	$(14,437)	$6,002

Effect of non-designated as hedging instruments

	Gains (Losses)
	Recognized in Income
	Year Ended September 30,
	2011	2010

Line item in statement of income:
Revenue	$(2,060)	$(2,461)
Cost of service	(1,301)	1,464
Research and development	151	280
Selling, general and administrative	(254)	339
Interest and other expense, net	1,713	(1,613)
Income taxes	(311)	(489)

Total	$(2,062)	$(2,480)

Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2011
Accounts Receivable, Net [Abstract]
Accounts receivable, net

	As of September 30,
	2011	2010

Accounts receivable — billed	$509,371	$529,182
Accounts receivable — unbilled	72,048	62,246
Less — allowances	(15,566)	(11,428)

Accounts receivable, net	$565,853	$580,000

Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2011
Equipment and Leasehold Improvements, Net [Abstract]
Components of equipment and leasehold improvements, net

	As of September 30,
	2011	2010

Computer equipment	$866,691	$777,135
Leasehold improvements	164,781	157,268
Furniture, fixtures and other	57,710	55,129

	1,089,182	989,532
Less accumulated depreciation	(830,780)	(731,259)

	$258,402	$258,273

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Details of total goodwill

As of October 1, 2009	$1,539,424
Goodwill resulting from immaterial acquisitions	151,434
Decrease in goodwill as a result of divestiture of a subsidiary(1)	(53,442)

As of September 30, 2010	1,637,416
Goodwill resulting from an immaterial acquisition(2)	103,586
Other	(1,270)

As of September 30, 2011	$1,739,732

(1)	Please see Note 16 to the consolidated financial statements.

(2)	During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

Amortization expense on intangible assets

	Year Ended September 30,
	2011	2010	2009

Cost of service	$1,609	$1,533	$1,820
Amortization of purchased intangible assets	65,958	82,441	85,153

Total	$67,567	$83,974	$86,973

Details of total purchased intangible assets

	Estimated
	Useful Life		Accumulated
	(in years)	Gross	Amortization	Net

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

September 30, 2010
Core technology	4-8	$364,057	$(272,798)	$91,259
Customer arrangements	6-15	304,308	(189,062)	115,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	20,753	(8,496)	12,257

Total		$741,114	$(522,352)	$218,762

Estimated future amortization expense

Amount

Fiscal year:
2012	$52,145
2013	35,787
2014	26,493
2015	21,736
2016	18,590
Thereafter	38,671

Total	$193,422

Other Noncurrent Assets (Tables)	12 Months Ended
Sep. 30, 2011
Other Noncurrent Assets [Abstract]
Other noncurrent assets

	As of September 30,
	2011	2010

Funded employee benefit costs(1)	$137,515	$131,274
Deferred costs(2)	94,546	109,698
Long term accounts receivable-unbilled	32,657	43,018
Prepaid expense	31,894	6,523
Other	45,913	31,438

	$342,525	$321,951

(1)	Please see Note 18 to the consolidated financial statements.

(2)	Please see Note 2 to the consolidated financial statements.

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Provision (benefit) for income taxes

	Year Ended September 30,
	2011	2010	2009

Current	$47,791	$60,529	$21,361
Deferred	1,251	(19,137)	18,617

	$49,042	$41,392	$39,978

Components of deferred tax assets and liabilities

	As of September 30,
	2011	2010

Deferred tax assets:
Deferred revenue	$40,436	$37,304
Employee compensation and benefits	65,320	66,804
Intangible assets, computer software and intellectual property	16,882	21,184
Net operating loss carryforwards	136,940	144,830
Other	92,412	63,358

Total deferred tax assets	351,990	333,480
Valuation allowances(1)	(137,836)	(106,743)

Total deferred tax assets, net	214,154	226,737

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(36,640)	(37,521)
Intangible assets, computer software and intellectual property	(106,408)	(111,423)
Managed services costs	(11,110)	(13,898)
Other	(23,674)	(18,819)

Total deferred tax liabilities	(177,832)	(181,661)

Net deferred tax assets	$36,322	$45,076

(1)	Subsequent releases of the valuation allowance will be recognized through earnings.

Effective income tax rate varied from the statutory Guernsey tax rate

	Year Ended September 30,
	2011	2010	2009

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	12	11	11

Effective income tax rate	12%	11%	11%

Aggregate changes in balance of Company's gross unrecognized tax benefits

	Year Ended September 30,
	2011	2010

Balance at beginning of fiscal year	$118,662	$103,304
Additions based on tax positions related to the current year	19,849	19,883
Additions for tax positions of prior years(1)	3,548	19,832
Settlements with tax authorities	(5,231)	(20,703)
Lapse of statute of limitations	(3,967)	(3,654)

Balance at end of fiscal year	$132,861	$118,662

(1)	Additions for tax positions of prior years in fiscal 2010, primarily relates to immaterial acquisitions in fiscal 2010.

Other Noncurrent Liabilities (Tables)	12 Months Ended
Sep. 30, 2011
Other Noncurrent Liabilities [Abstract]
Other noncurrent liabilities

	As of September 30,
	2011	2010

Accrued employees costs(1)	$181,890	$170,780
Noncurrent deferred revenue	80,560	75,826
Accrued pension liability(2)	14,926	15,173
Other	14,644	11,575

	$292,020	$273,354

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 18 to the consolidated financial statements.

(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 18 to the consolidated financial statements.

Interest and Other Expense, Net (Tables)	12 Months Ended
Sep. 30, 2011
Interest and Other Expense, Net [Abstract]
Interest and other expense, net

	Year Ended September 30,
	2011	2010	2009

Interest income	$(6,180)	$(7,670)	$(16,371)
Interest expense	2,882	3,135	7,865
Gain from repurchase of 0.5% Notes	—	—	(2,185)
Foreign exchange loss	9,737	5,551	5,713
Loss from divestiture of a subsidiary(1)	—	23,399	—
Other, net	2,218	720	6,143

	$8,657	$25,135	$1,165

(1)	See Note 16 to the consolidated financial statements.

Contingencies (Tables)	12 Months Ended
Sep. 30, 2011
Contingencies [Abstract]
Future Minimum Non-cancelable Lease Payments

For the years ended September 30,

2012	$60,391
2013	47,125
2014	36,153
2015	28,663
Thereafter	77,354

$249,686

Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2011
Stock Option and Incentive Plan [Abstract]
Summary of option activity

	Number of
	Share	Weighted Average
	Options	Exercise Price

Outstanding as of October 1, 2008	22,388	$32.89
Granted	3,658	18.70
Exercised	(1,289)	21.63
Forfeited	(3,436)	34.20

Outstanding as of September 30, 2009	21,321	30.93
Granted	4,735	27.71
Exercised	(1,097)	21.55
Forfeited	(2,761)	40.64

Outstanding as of September 30, 2010	22,198	29.50
Granted	4,210	28.00
Exercised	(2,590)	21.79
Forfeited	(3,372)	38.73

Outstanding as of September 30, 2011(1)	20,446	$28.64

Exercisable on September 30, 2011(1)	12,656	$29.66

(1)	At September 30, 2011, the weighted average remaining contractual life of outstanding and exercisable options was 6.20 and 4.82 years, respectively.

Summary of Restricted Shares Activity

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Outstanding as of October 1, 2008	1,105	$33.78
Granted	583	18.42
Vested	(315)	33.43
Forfeited	(248)	34.80

Outstanding as of September 30, 2009	1,125	25.69
Granted	650	27.43
Vested	(445)	26.83
Forfeited	(78)	26.95

Outstanding as of September 30, 2010	1,252	26.11
Granted	1,154	28.99
Vested	(437)	26.03
Forfeited	(235)	27.93

Outstanding as of September 30, 2011	1,734	$27.80

Stock options outstanding

Outstanding				Exercisable
		Weighted Average
		Remaining
		Contractual	Weighted		Weighted
	Number	Life	Average	Number	Average
Exercise Price	Outstanding	(in Years)	Exercise Price	Exercisable	Exercise Price

$ 0.38 — 16.75	285	2.11	$11.14	245	$10.99
16.92 — 19.12	1,086	7.22	17.34	458	17.47
19.94 — 25.38	1,542	5.59	21.37	877	21.95
25.89 — 26.50	2,058	6.77	26.05	1,955	26.04
26.57 — 27.47	2,725	8.84	26.68	191	26.72
27.60 — 29.14	4,208	7.53	28.59	1,445	27.92
29.19 — 32.12	2,908	2.42	31.18	2,513	31.22
32.15 — 33.16	2,890	6.18	33.04	2,599	33.07
33.74 — 35.00	1,499	5.44	34.74	1,287	34.71
35.45 — 37.66	905	5.72	35.80	746	35.88
38.02 — 39.82	340	5.09	39.12	340	39.12

Employee equity-based compensation pre-tax expense

	Year Ended September 30,
	2011	2010	2009

Cost of service	$14,641	$20,061	$21,733
Research and development	2,701	4,218	4,249
Selling, general and administrative	19,289	20,176	16,929

Total	$36,631	$44,455	$42,911

Assumptions used in calculating fair value of options

	Year Ended September 30,
	2011	2010	2009

Risk-free interest rate(1)	1.50%	1.98%	1.94%
Expected life of stock options(2)	4.50	4.32	4.46
Expected volatility(3)	30.5%	31.5%	47.9%
Expected dividend yield(4)	None	None	None
Fair value per option	$7.76	$7.66	$7.54

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

	Year Ended September 30,
	2011	2010	2009

Numerator:
Numerator for basic earnings per share	$346,665	$343,906	$326,176
Effect of assumed conversion of 0.50% convertible notes	—	—	1,486

Numerator for diluted earnings per share	$346,665	$343,906	$327,662

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	185,213	202,584	204,023
Effect of assumed conversion of 0.50% convertible notes	24	24	3,948
Effect of dilutive stock options granted	1,322	1,468	379

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	186,559	204,076	208,350

Basic earnings per share	$1.87	$1.70	$1.60

Diluted earnings per share	$1.86	$1.69	$1.57

Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2011
Segment Information and Sales to Significant Customers [Abstract]
Summary of revenue and long-lived assets by geographic area

	Year Ended September 30,
	2011	2010	2009

Revenue
United States	$1,899,173	$1,847,351	$1,754,309
Canada	433,923	404,658	400,264
Europe	403,115	353,239	394,263
Rest of the world	441,517	378,975	313,771

Total	$3,177,728	$2,984,223	$2,862,607

	As of September 30,
	2011	2010	2009

Long-lived Assets(1)
United States	$81,773	$110,245	$138,520
Israel	45,669	40,717	43,978
India	35,071	36,322	32,578
Europe	47,717	35,353	35,366
Rest of the world	48,172	35,636	29,217

Total	$258,402	$258,273	$279,659

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

	Year Ended September 30,
	2011	2010	2009

Customer experience systems	$2,978,288	$2,775,271	$2,685,460
Directory	199,440	208,952	177,147

Total	$3,177,728	$2,984,223	$2,862,607

Summary of the percentage of sales to significant customers groups

	Year Ended September 30,
	2011	2010	2009

Customer 1	29%	29%	33%
Customer 2	11	12	10
Customer 3	10	10	10

Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2011
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations

	September 30,	June 30,	March 31,	December 31,

2011
Revenue	$812,203	$801,409	$788,935	$775,181
Operating income	104,552	105,672	106,556	87,584
Net income	87,379	91,785	94,110	73,391
Basic earnings per share	0.49	0.50	0.50	0.38
Diluted earnings per share	0.49	0.50	0.50	0.38
2010
Revenue	$762,194	$753,249	$743,969	$724,811
Operating income	102,888	105,269	103,127	99,149
Net income	94,738	92,265	68,550	88,353
Basic earnings per share	0.49	0.45	0.33	0.43
Diluted earnings per share	0.48	0.45	0.33	0.43

Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2011 Year Customers	Sep. 30, 2010 Year Customers	Sep. 30, 2009
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life of assets, minimum (years)	3	3
Estimated useful life of assets, maximum (years)	10	10
Revenue from third-party sales	Less than 10%	Less than 10%	Less than 10%
Number of customers with an accounts receivable balance of more than 10% of total accounts receivable	2	1
Percentage threshold for concentration of credit risk, accounts receivable disclosure	10.00%	10.00%
Aggregate accounts receivable above 10% of total Accounts receivable (percentages)	35.30%	30.00%
Concentration of credit risk, accounts receivable	As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balance of more than 10% of total accounts receivable, aggregating 35.3%, which is lower than their respective portion of total revenue.	As of September 30, 2010, the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0%.

Fair Value Measurement (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	$ 867,489	$ 1,274,993
Derivative financial instruments, net	(10,270)	4,333
Total	857,219	1,279,326
Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	631,155	989,295
Derivative financial instruments, net	0	0
Total	631,155	989,295
Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	236,334	285,698
Derivative financial instruments, net	(10,270)	4,333
Total	226,064	290,031
Money market funds [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	510,711	867,335
Money market funds [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	510,711	867,335
Money market funds [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. government treasuries [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	110,399	111,912
U.S. government treasuries [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	110,399	111,912
U.S. government treasuries [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Corporate bonds [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	80,355	58,742
Corporate bonds [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Corporate bonds [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	80,355	58,742
Government guaranteed debt [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	71,160	102,112
Government guaranteed debt [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Government guaranteed debt [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	71,160	102,112
U.S. agency securities [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	57,540	65,724
U.S. agency securities [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. agency securities [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	57,540	65,724
Supranational and sovereign debt [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,270	23,771
Supranational and sovereign debt [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Supranational and sovereign debt [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,270	23,771
Mortgages (including agencies and corporate) [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	6,395	18,948
Mortgages (including agencies and corporate) [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Mortgages (including agencies and corporate) [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	6,395	18,948
Asset backed obligations [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	4,509	7,147
Asset backed obligations [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Asset backed obligations [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	4,509	7,147
Commercial Paper and Certificates of Deposit [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	16,210	19,302
Commercial Paper and Certificates of Deposit [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,105	10,048
Commercial Paper and Certificates of Deposit [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	$ 6,105	$ 9,254

Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Available-For-Sale Securities
Amortized Cost	$ 869,590	$ 1,276,314
Gross Unrealized Gains	1,484	3,593
Gross Unrealized Losses	3,585	4,914
Fair Value	867,489	1,274,993
Money market funds [Member]
Available-For-Sale Securities
Amortized Cost	510,711	867,335
Fair Value	510,711	867,335
U.S. government treasuries [Member]
Available-For-Sale Securities
Amortized Cost	110,021	111,685
Gross Unrealized Gains	318	227
Fair Value	110,339	111,912
Corporate bonds [Member]
Available-For-Sale Securities
Amortized Cost	80,517	59,247
Gross Unrealized Gains	400	728
Gross Unrealized Losses	562	1,233
Fair Value	80,355	58,742
Government guaranteed debt [Member]
Available-For-Sale Securities
Amortized Cost	70,725	100,832
Gross Unrealized Gains	435	1,280
Fair Value	71,160	102,112
U.S. agency securities [Member]
Available-For-Sale Securities
Amortized Cost	57,232	64,837
Gross Unrealized Gains	308	887
Fair Value	57,540	65,724
Supranational and sovereign debt [Member]
Available-For-Sale Securities
Amortized Cost	10,247	23,672
Gross Unrealized Gains	23	99
Fair Value	10,270	23,771
Mortgages (including agencies and corporate) [Member]
Available-For-Sale Securities
Amortized Cost	7,576	21,062
Gross Unrealized Gains		372
Gross Unrealized Losses	1,181	2,486
Fair Value	6,395	18,948
Asset backed obligations [Member]
Available-For-Sale Securities
Amortized Cost	5,469	8,230
Gross Unrealized Losses	960	1,083
Fair Value	4,509	7,147
Commercial Paper and Certificates of Deposit [Member]
Available-For-Sale Securities
Amortized Cost	17,092	19,414
Gross Unrealized Losses	882	112
Fair Value	$ 16,210	$ 19,302

Available-For-Sale Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cumulative Roll Forward Of Credit Losses [Abstract]
Beginning Balance	$ 1,587	$ 1,757
Credit losses on debt securities for which an other-than-temporary impairment was not previously recognized	73	198
Additional credit losses on debt securities for which an other-than-temporary impairment was previously recognized	289	562
Reduction for securities realized during the period	(1,221)	(930)
Ending Balance	$ 728	$ 1,587

Available-For-Sale Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Available-for-sale Securities Debt Maturities Fair Value
within one year	$ 672,112
1 to 2 years	138,223
2 to 3 years	38,655
3 to 4 years	3,479
Thereafter	15,020
Total	$ 867,489

Available-For-Sale Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Available For Sale Securities (Textuals) [Abstract]
Maturity period of Short-term interest bearing securities included in cash and cash equivalents	90 days or less	90 days or less
Period in which a significant portion of unrealized losses held in continuous position	12 months or greater
Unrealized losses related to other than temporarily impaired securities included in accumulated other comprehensive income	$ 718
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities (Textuals) [Abstract]
Available-for-sale Securities	$ 525,390	877,889

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Notional Amount of Derivatives, Total [Abstract]
Foreign exchange contracts	$ 1,156,073

Derivative Financial Instruments (Details 1) (Foreign Exchange Contract [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Fair value of the open foreign currency exchange contracts
Net fair value	$ (10,270)	$ 4,333
Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Net fair value	(14,517)	8,410
Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Net fair value	4,247	(4,077)
Prepaid expenses and other current assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	3,800	8,993
Prepaid expenses and other current assets [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	9,411	4,020
Other noncurrent assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	597	669
Accrued expenses and other current liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(14,292)	(960)
Accrued expenses and other current liabilities [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(5,164)	(8,097)
Other noncurrent liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	$ (4,622)	$ (292)

Derivative Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ 13,531	$ 9,461
Revenue [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(2,410)	(3,466)
Cost of service [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	11,244	9,131
Research and development [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	2,477	2,490
Selling general and administrative [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ 2,220	$ 1,306

Derivative Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Changes in net unrealized (losses) gains
Reclassification into earnings, net of tax	$ 11,956	$ 8,138
Foreign Exchange Contract [Member]
Changes in net unrealized (losses) gains
Net unrealized gains on cash flow hedges, net of tax, beginning of period	6,002	12,936
Changes associated with hedging transactions, net of tax	(8,483)	1,204
Reclassification into earnings, net of tax	(11,956)	(8,138)
Net unrealized loss (gain) on cash flow hedges, net of tax, end of period	$ (14,437)	$ 6,002

Derivative Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (2,062)	$ (2,480)
Revenue [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(2,060)	(2,461)
Cost of service [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(1,301)	1,464
Research and development [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	151	280
Selling general and administrative [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(254)	339
Interest and other expense, net [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	1,713	(1,613)
Income Taxes [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (311)	$ (489)

Derivative Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative Financial Instruments (Textuals) [Abstract]
Maximum amount of loss due to credit risk	$ 10,475
Maximum maturity period in which forward contracts and options outstanding	24 months
Aggregate gain reclassified from other comprehensive income, net of taxes	11,956	8,138
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges recorded in accumulated other comprehensive (loss) income	(14,437)	6,002	12,936
Losses (gains) from cash flow hedges recognized in other comprehensive loss (income)	(8,497)	990
Losses (gains) from cash flow hedges recognized in other comprehensive income (loss), net of taxes	(8,483)	1,204
Foreign currency cash flow hedge, reclassified into earnings within next 12 months	11,211	6,002	12,936
Derivative Financial Instruments (Textuals) [Abstract]
Aggregate gain reclassified from other comprehensive income, net of taxes	$ (11,956)	$ (8,138)

Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Net accounts receivables
Accounts receivable - billed	$ 509,371	$ 529,182
Accounts receivable - unbilled	72,048	62,246
Less-allowances	(15,566)	(11,428)
Accounts receivable, net	$ 565,853	$ 580,000

Equipment and Leasehold Improvements, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 1,089,182	$ 989,532
Less accumulated depreciation	(830,780)	(731,259)
Equipment and leasehold improvements, net	258,402	258,273	279,659
Equipment and Leasehold Improvements, Net (Textuals) [Abstract]
Depreciation expense	113,910	111,966	110,365
Leaseholds improvements [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	164,781	157,268
Computer Equipment [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	866,691	777,135
Furniture, Fixtures and Other [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 57,710	$ 55,129

Goodwill and Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Details of total goodwill
Goodwill, Beginning Balance	$ 1,637,416	$ 1,539,424
Goodwill resulting from immaterial acquisitions	103,586	151,434
Other	(1,270)	(53,442)
Goodwill, Ending Balance	$ 1,739,732	$ 1,637,416

Goodwill and Intangible Assets, Net (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Amortization expense on intangible assets
Cost of service	$ 1,609	$ 1,533	$ 1,820
Amortization of purchased intangible assets	65,958	82,441	85,153
Total	$ 67,567	$ 83,974	$ 86,973

Goodwill and Intangible Assets, Net (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010 Year
Details of total purchased intangible assets
Gross	$ 783,341	$ 741,114
Accumulated Amortization	(589,919)	(522,352)
Net	193,422	218,762
Core technology [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	4	4
Estimated useful life, Maximum (years)	8	8
Gross	381,056	364,057
Accumulated Amortization	(311,541)	(272,798)
Net	69,515	91,259
Customer arrangements [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	6	6
Estimated useful life, Maximum (years)	15	15
Gross	327,207	304,308
Accumulated Amortization	(215,961)	(189,062)
Net	111,246	115,246
Intellectual property rights and purchased computer software [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	3	3
Estimated useful life, Maximum (years)	10	10
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Net	0	0
Other [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	2	2
Estimated useful life, Maximum (years)	10	10
Gross	23,082	20,753
Accumulated Amortization	(10,421)	(8,496)
Net	$ 12,661	$ 12,257

Goodwill and Intangible Assets, Net (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	$ 52,145
2013	35,787
2014	26,493
2015	21,736
2016	18,590
Thereafter	38,671
Total	$ 193,422

Goodwill and Intangible Assets, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 segments	Sep. 30, 2010	Sep. 30, 2009
Finite-Lived Intangible Assets [Line Items]
Goodwill resulting from immaterial acquisitions	$ 103,586	$ 151,434
Goodwill and Intangible Assets, Net (Textuals) [Abstract]
Impairment of goodwill	0	0	0
Number of operating segments	1
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	8
Amortization	16,900
Customer arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	10
Amortization	22,899
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5
Amortization	$ 2,329

Other Noncurrent Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Other noncurrent assets
Funded employee benefit costs	$ 137,515	$ 131,274
Deferred costs	94,546	109,698
Long term accounts receivable - unbilled	32,657	43,018
Prepaid expense	31,894	6,523
Other	45,913	31,438
Other noncurrent assets	$ 342,525	$ 321,951

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Provision (benefit) for income taxes
Current	$ 47,791	$ 60,529	$ 21,361
Deferred	1,251	(19,137)	18,617
Income taxes	49,042	41,392	39,978
Deferred tax assets:
Deferred revenue	40,436	37,304
Employee compensation and benefits	65,320	66,804
Intangible assets, computer software and intellectual property	16,882	21,184
Net operating loss carryforwards	136,940	144,830
Other	92,412	63,358
Total deferred tax assets	351,990	333,480
Valuation allowances	(137,836)	(106,743)
Total deferred tax assets, net	214,154	226,737
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(36,640)	(37,521)
Intangible assets, computer software and intellectual property	(106,408)	(111,423)
Managed services costs	(11,110)	(13,898)
Other	(23,674)	(18,819)
Total deferred tax liabilities	(177,832)	(181,661)
Net deferred tax assets	36,322	45,076
Effective income tax rate varied from the statutory Guernsey tax rate
Statutory Guernsey tax rate (percentage)	0.00%	0.00%	0.00%
Foreign taxes (percentage)	12.00%	11.00%	11.00%
Effective income tax rate	12.00%	11.00%	11.00%
Aggregate changes in balance of Company's gross unrecognized tax benefits
Unrecognized tax benefits, Beginning balance	118,662	103,304
Additions based on tax positions related to the current year	19,849	19,883
Additions for tax positions of prior years	3,548	19,832
Settlements with tax authorities	(5,231)	(20,703)
Lapse of statute of limitations	(3,967)	(3,654)
Unrecognized tax benefits, Ending balance	$ 132,861	$ 118,662	$ 103,304

Income Taxes (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes (Textuals) [Abstract]
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase in valuation allowances	$ 31,093	$ 23,963
Valuation allowances charged to other accounts	12,625	10,541
Net operating loss carryforwards	485,199	520,098
Net operating loss carryforwards having expiration date	152,738	159,682
Net operating loss carryforwards expiration date	Through 2031 for $152,738 in net operating losses	Through 2029 for $159,682 in net operating losses
Gross unrecognized tax benefits	132,861	118,662	103,304
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	17,973	15,570
Accrued income taxes payable recognized in the statement of income	2,403	880
Expected decrease in unrecognized tax benefits within next 12 months	$ 14,230

Repurchase of Shares (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 28, 2011 2011 Plan [Member]	Sep. 30, 2011 2011 Plan [Member] Month	Apr. 30, 2010 2010 Plan [Member] Month	Sep. 30, 2010 2010 Plan [Member]
Repurchase of Shares (Textuals) [Abstract]
Repurchase of outstanding ordinary shares	In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months.		In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months.
Period of outstanding ordinary shares (in months)		24	12
Share Repurchase Program, Authorized Amount	$ 1,000,000		$ 700,000
Repurchase of shares, Shares		21,866		13,695
Average price at which ordinary shares are repurchased		$ 28.53		$ 28.41
Remaining authority to repurchase outstanding ordinary shares		$ 687,137

Financing Arrangements (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	Oct. 31, 2010	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2009
Financing Arrangements/Convertible Notes [Abstract]
Unsecured five-year revolving credit facility		$ 500,000		$ 500,000	$ 500,000
Borrowings under the revolving credit facility		250,000		200,000
Payments under financing arrangements	250,000		200,000		200,000	450,000
Outstanding letters of credit and bank guarantees					41,225
Outstanding leasing obligations					$ 1,126

Other Noncurrent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Noncurrent liabilities and other
Accrued employees costs	$ 181,890	$ 170,780
Noncurrent deferred revenue	80,560	75,826
Accrued pension liability	14,926	15,173
Other	14,644	11,575
Other noncurrent liabilities	$ 292,020	$ 273,354

Interest and Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Interest and other expense, net
Interest income	$ (6,180)	$ (7,670)	$ (16,371)
Interest expense	2,882	3,135	7,865
Gain on repurchase of convertible notes			(2,185)
Foreign exchange loss	9,737	5,551	5,713
Loss from divestiture of a subsidiary		23,399
Other, net	2,218	720	6,143
Total	$ 8,657	$ 25,135	$ 1,165
Interest and other expense, net (Textuals) [Abstract]
Interest rate on Notes	0.50%	0.50%	0.50%

Divestiture of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Sep. 30, 2010
Divestiture of a Subsidiary (Textuals) [Abstract]
Percentage of Company's Stake divested in Longshine Information Technology Company Ltd., its Chinese subsidiary	81.00%
Proceeds from divestiture of subsidiary	$ 26,730
Loss from divestiture of a subsidiary		23,399
Subsidiaries [Member]
Divestiture of a Subsidiary (Textuals) [Abstract]
Loss from divestiture of a subsidiary		$ 23,399

Contingencies (Details) (Office space [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Office space [Member]
Future Minimum Non-cancelable Lease Payments
2012	$ 60,391
2013	47,125
2014	36,153
2015	28,663
Thereafter	77,354
Total	$ 249,686

Contingencies (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Contingencies (Textuals) [Abstract]
Committed future sublease income, 2012	$ 4,292
Committed future sublease income, 2013	2,791
Committed future sublease income, 2014	603
Committed future sublease income, 2015	83
Rent expense, net of sublease income	$ 40,104	$ 40,560	$ 43,726
Product warranty, limited warranty period offered	90 days

Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Employee Benefits (Textuals) [Abstract]
Severance expenses	$ 28,054	$ 19,570	$ 14,616
Excess percentage of net actuarial gain (loss)	The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.

Stock Option and Incentive Plan (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of option activity
Number of Options, Outstanding, Beginning Balance	22,198	21,321	22,388
Number of Options, Granted	4,210	4,735	3,658
Employee stock options exercised, Shares	(2,590)	(1,097)	(1,289)
Number of Options, Forfeited	(3,372)	(2,761)	(3,436)
Number of Options, Outstanding, Ending Balance	20,446	22,198	21,321
Number of Options, Exercisable	12,656
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 29.5	$ 30.93	$ 32.89
Weighted Average Exercise Price, Granted	$ 28	$ 27.71	$ 18.7
Weighted Average Exercise Price, Exercised	$ 21.79	$ 21.55	$ 21.63
Weighted Average Exercise Price, Forfeited	$ 38.73	$ 40.64	$ 34.2
Share-Weighted Average Exercise Price, Outstanding, Ending Balance	$ 28.64	$ 29.5	$ 30.93
Weighted Average Exercise Price, Outstanding, Exercisable	$ 29.66
Summary of Restricted Stock Units activity
Number of Restricted Stock, Beginning Balance	1,252	1,125	1,105
Restricted Stock, Granted	1,154	650	583
Restricted Stock, Vested	(437)	(445)	(315)
Restricted Stock, Forfeited	(235)	(78)	(248)
Number of Restricted Stock, Ending Balance	1,734	1,252	1,125
Restricted stock, Weighted Average Grant Date Fair Value, Beginning Balance	$ 26.11	$ 25.69	$ 33.78
Restricted stock, Weighted Average Grant Date Fair Value, Granted	$ 28.99	$ 27.43	$ 18.42
Restricted stock, Weighted Average Grant Date Fair Value, Vested	$ 26.03	$ 26.83	$ 33.43
Restricted stock, Weighted Average Grant Date Fair Value, Forfeited	$ 27.93	$ 26.95	$ 34.8
Restricted stock, Weighted Average Grant Date Fair Value, Ending Balance	$ 27.8	$ 26.11	$ 25.69

Stock Option and Incentive Plan (Details 1) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Exercise price range one [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 0.38
Exercise Price, Upper Range	$ 16.75
Number of options outstanding	285
Weighted Average Remaining Contractual Life (in Years)	$ 2.11
Weighted Average Exercise Price, Outstanding	$ 11.14
Number of Options, Exercisable	245
Weighted Average Exercise Price, Exercisable	$ 10.99
Exercise price range two [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 16.92
Exercise Price, Upper Range	$ 19.12
Number of options outstanding	1,086
Weighted Average Remaining Contractual Life (in Years)	7.22
Weighted Average Exercise Price, Outstanding	$ 17.34
Number of Options, Exercisable	458
Weighted Average Exercise Price, Exercisable	$ 17.47
Exercise price range three [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 19.94
Exercise Price, Upper Range	$ 25.38
Number of options outstanding	1,542
Weighted Average Remaining Contractual Life (in Years)	5.59
Weighted Average Exercise Price, Outstanding	$ 21.37
Number of Options, Exercisable	877
Weighted Average Exercise Price, Exercisable	$ 21.95
Exercise price range four [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 25.89
Exercise Price, Upper Range	$ 26.5
Number of options outstanding	2,058
Weighted Average Remaining Contractual Life (in Years)	6.77
Weighted Average Exercise Price, Outstanding	$ 26.05
Number of Options, Exercisable	1,955
Weighted Average Exercise Price, Exercisable	$ 26.04
Exercise price range five [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.57
Exercise Price, Upper Range	$ 27.47
Number of options outstanding	2,725
Weighted Average Remaining Contractual Life (in Years)	8.84
Weighted Average Exercise Price, Outstanding	$ 26.68
Number of Options, Exercisable	191
Weighted Average Exercise Price, Exercisable	$ 26.72
Exercise price range six [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 27.6
Exercise Price, Upper Range	$ 29.14
Number of options outstanding	4,208
Weighted Average Remaining Contractual Life (in Years)	7.53
Weighted Average Exercise Price, Outstanding	$ 28.59
Number of Options, Exercisable	1,445
Weighted Average Exercise Price, Exercisable	$ 27.92
Exercise price range seven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 29.19
Exercise Price, Upper Range	$ 32.12
Number of options outstanding	2,908
Weighted Average Remaining Contractual Life (in Years)	2.42
Weighted Average Exercise Price, Outstanding	$ 31.18
Number of Options, Exercisable	2,513
Weighted Average Exercise Price, Exercisable	$ 31.22
Exercise price range eight [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 32.15
Exercise Price, Upper Range	$ 33.16
Number of options outstanding	2,890
Weighted Average Remaining Contractual Life (in Years)	6.18
Weighted Average Exercise Price, Outstanding	$ 33.04
Number of Options, Exercisable	2,599
Weighted Average Exercise Price, Exercisable	$ 33.07
Exercise price range nine [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 33.74
Exercise Price, Upper Range	$ 35
Number of options outstanding	1,499
Weighted Average Remaining Contractual Life (in Years)	5.44
Weighted Average Exercise Price, Outstanding	$ 34.74
Number of Options, Exercisable	1,287
Weighted Average Exercise Price, Exercisable	$ 34.71
Exercise price range ten [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 35.45
Exercise Price, Upper Range	$ 37.66
Number of options outstanding	905
Weighted Average Remaining Contractual Life (in Years)	5.72
Weighted Average Exercise Price, Outstanding	$ 35.8
Number of Options, Exercisable	746
Weighted Average Exercise Price, Exercisable	$ 35.88
Exercise price range eleven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 38.02
Exercise Price, Upper Range	$ 39.82
Number of options outstanding	340
Weighted Average Remaining Contractual Life (in Years)	$ 5.09
Weighted Average Exercise Price, Outstanding	$ 39.12
Number of Options, Exercisable	340
Weighted Average Exercise Price, Exercisable	$ 39.12

Stock Option and Incentive Plan (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Employee equity-based compensation pre-tax expense
Equity-based compensation expense	$ 36,631	$ 44,455	$ 42,911
Cost of service [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	14,641	20,061	21,733
Research and development [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	2,701	4,218	4,249
Selling general and administrative [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	$ 19,289	$ 20,176	$ 16,929

Stock Option and Incentive Plan (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assumptions used in calculating fair value of options
Risk-free interest rate	1.50%	1.98%	1.94%
Expected life of stock options (years)	4.5	4.32	4.46
Expected volatility	30.50%	31.50%	47.90%
Expected dividend yield
Fair value per option	$ 7.76	$ 7.66	$ 7.54

Stock Option and Incentive Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010	Sep. 30, 2009
Stock Option and Incentive Plan (Textuals) [Abstract]
Number of shares authorized	55,300
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Weighted average remaining contractual life of outstanding options	6.2
Weighted average remaining contractual life of exercisable options	4.82
Total intrinsic value of options exercised	$ 19,394
Value of restricted shares vested	12,376
Aggregate intrinsic value of stock options outstanding	27,504
Aggregate intrinsic value of stock options exercisable	15,091
Total income tax benefit recognized for stock-based compensation	2,350	3,677	5,660
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 46,441
Unrecognized compensation expense Weighted average Period of recognition	1

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Numerator
Numerator for basic earnings per share	$ 87,379	$ 91,785	$ 94,110	$ 73,391	$ 94,738	$ 92,265	$ 68,550	$ 88,353	$ 346,665	$ 343,906	$ 326,176
Effect of assumed conversion of 0.50% convertible notes											1,486
Numerator for diluted earnings per share									$ 346,665	$ 343,906	$ 327,662
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									185,213	202,584	204,023
Effect of assumed conversion of 0.50% convertible notes									24	24	3,948
Effect of dilutive stock options granted									1,322	1,468	379
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									186,559	204,076	208,350
Basic earnings per share	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 0.49	$ 0.45	$ 0.33	$ 0.43	$ 1.87	$ 1.7	$ 1.6
Diluted earnings per share	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 0.48	$ 0.45	$ 0.33	$ 0.43	$ 1.86	$ 1.69	$ 1.57
Earnings Per Share (Textuals) [Abstract]
Interest rate on Convertible senior notes	0.50%				0.50%				0.50%	0.50%	0.50%
Antidilutive outstanding stock options not included in the calculation of diluted earnings per share									14,970	16,201	20,623

Segment Information and Sales to Significant Customers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of revenue by geographic area
Total revenue	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 3,177,728	$ 2,984,223	$ 2,862,607
United states [Member]
Summary of revenue by geographic area
Total revenue									1,899,173	1,847,351	1,754,309
Canada [Member]
Summary of revenue by geographic area
Total revenue									433,923	404,658	400,264
Europe [Member]
Summary of revenue by geographic area
Total revenue									403,115	353,239	394,263
Rest of the world [Member]
Summary of revenue by geographic area
Total revenue									$ 441,517	$ 378,975	$ 313,771

Segment Information and Sales to Significant Customers (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of long-lived assets by geographic location
Total long-lived assets	$ 258,402	$ 258,273	$ 279,659
United states [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	81,773	110,245	138,520
Israel [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	45,669	40,717	43,978
India [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	35,071	36,322	32,578
Europe [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	47,717	35,353	35,366
Rest of the world [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	$ 48,172	$ 35,636	$ 29,217

Segment Information and Sales to Significant Customers (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue and Customer Information
Total revenue	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 3,177,728	$ 2,984,223	$ 2,862,607
Customer experience systems [Member]
Revenue and Customer Information
Total revenue									2,978,288	2,775,271	2,685,460
Directory [Member]
Revenue and Customer Information
Total revenue									$ 199,440	$ 208,952	$ 177,147

Segment Information and Sales to Significant Customers (Details 3)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Customer 1 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	29.00%	29.00%	33.00%
Customer 2 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	11.00%	12.00%	10.00%
Customer 3 [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	10.00%	10.00%	10.00%

Segment Information and Sales to Significant Customers (Details Textual)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Information and Sales to Significant Customers (Textuals) [Abstract]
Minimum percentage of sales to significant customer groups	10.00%	10.00%	10.00%

Operational Efficiency Programs (Details) (Restructuring plan one [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2008
Restructuring plan one [Member]
Operational Efficiency and Cost Reduction Programs (Textuals) [Abstract]
Restructuring charges	$ 15,140

Selected Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Unaudited quarterly results of operations
Revenue	$ 812,203	$ 801,409	$ 788,935	$ 775,181	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 3,177,728	$ 2,984,223	$ 2,862,607
Operating income	104,552	105,672	106,556	87,584	102,888	105,269	103,127	99,149	404,364	410,433	367,319
Net income	$ 87,379	$ 91,785	$ 94,110	$ 73,391	$ 94,738	$ 92,265	$ 68,550	$ 88,353	$ 346,665	$ 343,906	$ 326,176
Basic earnings per share	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 0.49	$ 0.45	$ 0.33	$ 0.43	$ 1.87	$ 1.7	$ 1.6
Diluted earnings per share	$ 0.49	$ 0.5	$ 0.5	$ 0.38	$ 0.48	$ 0.45	$ 0.33	$ 0.43	$ 1.86	$ 1.69	$ 1.57

Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Valuation and Qualifying Accounts (Textuals) [Abstract]
Valuation allowances on deferred tax assets released through goodwill			$ 3,481
Valuation allowances on deferred tax assets written off against the deferred tax assets	4,060	5,060	7,172
Accounts Receivable Allowances
Valuation and Qualifying Accounts
Beginning Balance	11,428	9,878	34,564
Charged to costs and expenses	7,602	2,710	1,436
Charged to revenue	2,132	1,329	3,768
Charged to other accounts	1,488	1,503	3,397
Deductions	(7,084)	(3,992)	(33,287)
Ending Balance	15,566	11,428	9,878
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts
Beginning Balance	106,743	82,780	76,481
Charged to costs and expenses	24,372	18,344	22,756
Charged to other accounts	16,685	15,601
Deductions	(9,964)	(9,982)	(16,457)
Ending Balance	$ 137,836	$ 106,743	$ 82,780